Share-based payments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Changes in Stock Options and Restricted Stock Units

Set out below is an overview of changes in the Stock Options and Restricted Stock Units (“RSUs”) during the six months ended June 30, 2025.

	Stock Options		RSUs
	Outstanding options	Weighted average exercise price	Outstanding RSUs
		€
Outstanding January 1, 2025	3,869,188	12.36	1,272,790
Granted	630,000	14.74	614,655
Exercised (Vested and Settled)	(138,635)	1.66	(286,389)
Forfeited	—	—	(18,219)
Expired Options	(139,167)	16.55	—
Outstanding June 30, 2025	4,221,386	12.29	1,582,837

Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula

The inputs and outputs used in the measurement of the fair value per option at each grant/ measurement date using the Black-Scholes formula (including the related number of options and the fair value of the options) were as follows:

	March 12, 2025	March 12, 2025
Number of options	75,000	555,000
Fair value of the options	€11.86	€12.19
Fair value of the ordinary shares	€14.71	€14.71
Exercise price	€14.74	€14.74
Expected volatility (%)	105%	105%
Expected life (years)	5.5	6.1
Risk-free interest rate (%)	4.3%	4.3%
Expected dividend yield	—	—